10-Q Basis of presentation (Policies)	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation	Knife River has historically operated as a wholly owned subsidiary of Centennial Energy Holdings, Inc. (“Centennial” or the “Parent”) and an indirect, wholly owned subsidiary of MDU Resources and not as a stand-alone company. The accompanying audited consolidated financial statements and footnotes were prepared on a “carve-out” basis in connection with the expected spinoff, were derived from the consolidated financial statements of MDU Resources as if the Company operated on a stand-alone basis during the periods presented, and were prepared utilizing the legal entity approach in conformity with accounting principles generally accepted in the U.S. (“GAAP”).
The accompanying consolidated interim financial statements were prepared in accordance with GAAP for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Interim financial statements do not include all disclosures provided in annual financial statements and, accordingly, these financial statements should be read in conjunction with the Company's Registration Statement on Form 10. The information is unaudited but includes adjustments that are, in the opinion of management, necessary for a fair presentation of the accompanying consolidated interim financial statements and are of a normal recurring nature.
On May 31, 2023, the Company became a stand-alone publicly traded company. Prior to the Separation on May 31, 2023, Knife River operated as a wholly owned subsidiary of Centennial and an indirect, wholly owned subsidiary of MDU Resources and not as a stand-alone company. These consolidated financial statements and footnotes reflect the historical financial position, results of operations and cash flows of the Company as historically managed within MDU Resources for the periods prior to the completion of the Separation and reflect the financial position, results of operations and cash flows as a stand-alone company for the period after the completion of the Separation. The historical consolidated financial statements and footnotes were prepared on a “carve-out” basis in connection with the Separation and were derived from the consolidated financial statements of MDU Resources as if the Company operated on a stand-alone basis during the periods presented, and were prepared utilizing the legal entity approach in conformity with GAAP. The results for the three and six months ended June 30, 2022, vary from the previously reported MDU Resources' construction materials and contracting services segment due to an adjustment to a cost allocation for interim periods to conform with the Company's current year accounting. This adjustment does not impact the historical annual financial statements included in the Company's Registration Statement on Form 10. This adjustment decreased cost of revenue by $6.0 million ($4.6 million after tax) for the three and six months ended June 30, 2022. The adjustment is not considered material for the three or six months ended June 30, 2022.
The Company utilized allocations and carve-out methodologies to prepare its historical consolidated financial statements and footnotes. The consolidated financial statements and footnotes herein may not be indicative of the Company's future performance or actual expenses that would have been incurred as a stand-alone company for the periods presented.
All revenues and costs, as well as assets and liabilities, directly associated with the business activity of the Company are included in the consolidated financial statements. In the periods prior to the Separation, the consolidated financial statements include expense allocations for certain functions provided by MDU Resources and Centennial, including, but not limited to certain general corporate expenses related to senior management, legal, human resources, finance and accounting, treasury, information technology, communications, procurement, tax, insurance and other shared services. These general corporate expenses are included in the Consolidated Statements of Operations within selling, general and administrative expenses. The amounts allocated were $4.4 million and $9.0 million for the three and six months ended June 30, 2023, respectively, and $4.7 million and $9.7 million for the three and six months ended June 30, 2022, respectively. These expenses have been allocated to the Company on the basis of direct usage when identifiable, with the remainder principally allocated on the basis of percent of total capital invested or other allocation methodologies that are considered to be a reasonable reflection of the utilization of the services provided to the benefits received, including the following: number of employees paid and stated as cost per check; number of employees served; weighted factor of travel, managed units, national account spending, equipment and fleet acquisitions; purchase order dollars spent and purchase order line count; number of payments, vouchers or unclaimed property reports; labor hours; time tracked; and projected workload.
Prior to the Separation, Knife River historically participated in Centennial’s centralized cash management program, including its overall financing arrangements. This arrangement is not reflective of the manner in which the Company would have been able to finance its operations had it been independent from MDU Resources for the period prior to the completion of the Separation. Knife River had related-party note agreements in place with Centennial for the financing of its capital needs, which are reflected as related-party notes payable on the Consolidated Balance Sheets as of December 31, 2022. The related-party notes payable to Centennial at May 30, 2023, was $889.7 million. As part of the Separation, Centennial made an equity contribution to the Company to release the Company of its obligation related to the outstanding notes payable. Also as part of the Separation, the Company entered into debt agreements and subsequently paid a dividend of $825.0 million from the debt proceeds to Centennial, which Centennial used to repay a portion of the Company's outstanding indebtedness. These transactions resulted in the Company receiving a net equity contribution of $64.7 million and is reflected as “Net transfers from Centennial and MDU Resources including separation adjustments” in the Consolidated Statement of Equity. Interest expense in the Consolidated Statements of Operations includes the allocation of interest on borrowing and funding associated with the related-party note agreements for periods prior to the Separation.
Prior to the Separation, income tax expense and tax balances in the consolidated financial statements were calculated on a separate tax return basis. The separate tax return method applies the accounting guidance for income taxes to the standalone financial statements as if the Company were a separate taxpayer and a standalone enterprise. Management believes the assumptions supporting the allocation and presentation of income taxes on a separate return basis are reasonable. As a stand-alone entity, the Company will file tax returns on its own behalf, and tax balances and effective income tax rate may differ from the amounts reported in the historical periods.
Management has also evaluated the impact of events occurring after June 30, 2023, up to the date of issuance of these consolidated interim financial statements on August 8, 2023, that would require recognition or disclosure in the Consolidated Financial Statements.

Consolidation, Policy
The consolidated financial statements were prepared in accordance with GAAP and include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions between the businesses comprising the Company have been eliminated in the accompanying consolidated financial statements. Related-party transactions between the Company and MDU Resources or Centennial for general operating activities and intercompany debt have been included in the consolidated financial statements. These related-party transactions have historically been settled in cash and are reflected in the Consolidated Balance Sheets as “Due from related-party” or “Due to related-party” with the aggregate net effect reflected in the Consolidated Statement of Cash Flows within operating activities and “Related-party notes payable” with the aggregate net effect reflected in the Consolidated Statement of Cash Flows within financing activities.
The aggregate net effect of related-party transactions not settled in cash have been reflected in the Consolidated Balance Sheets as the Parent investment within “Other paid-in capital” and in the Consolidated Statements of Cash Flows as “Net transfers to Parent” in the financing activities. See Note 19 for additional information on related-party transactions.
Principles of consolidation
For the pre-Separation periods, the accompanying financial statements of the Company were derived from the consolidated financial statements and accounting records of MDU Resources as if the Company and its wholly owned subsidiaries operated on a stand-alone basis during the periods presented. The consolidated financial statements were prepared in accordance with GAAP and include the accounts of the Company and its wholly owned subsidiaries. All intercompany accounts and transactions between the businesses comprising the Company have been eliminated in the accompanying consolidated financial statements. Related-party transactions between the Company and MDU Resources or Centennial for general operating activities and intercompany debt have been included in the consolidated financial statements for the pre-Separation periods. These related-party transactions were settled in cash and are reflected in the pre-Separation Consolidated Balance Sheets as “Due from related-party” or “Due to related-party” with the aggregate net effect reflected in the Consolidated Statements of Cash Flows within operating activities and “Related-party notes payable” with the aggregate net effect reflected in the Consolidated Statements of Cash Flows within financing activities.
The aggregate net effect of related-party transactions not settled in cash as part of the Separation have been reflected in the pre-Separation Consolidated Balance Sheet within “Other paid-in capital”. See Note 18 for additional information on related-party transactions.
Use of Estimates, Policy	The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Estimates are used for items such as long-lived assets and goodwill; fair values of acquired assets and liabilities under the acquisition method of accounting; aggregate reserves; property depreciable lives; tax provisions; revenue recognized using the cost-to-cost measure of progress for contracts; expected credit losses; environmental and other loss contingencies; costs on contracting services contracts; actuarially determined benefit costs; asset retirement obligations; lease classification; present value of right-of-use assets and lease liabilities; and the valuation of stock-based compensation. These estimates are based on management’s best knowledge of current events, historical experience, actions that the Company may undertake in the future and on various other assumptions that are believed to be reasonable under the circumstances. As additional information becomes available, or actual amounts are determinable, the recorded estimates are revised. Consequently, operating results can be affected by revisions to prior accounting estimates.
Use of estimates
The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Estimates are used for items such as long-lived assets and goodwill; fair values of acquired assets and liabilities under the acquisition method of accounting; aggregate reserves; property depreciable lives; tax provisions; revenue recognized using the cost-to-cost measure of progress for contracts; expected credit losses; environmental and other loss contingencies; costs on contracting services contracts; actuarially determined benefit costs; asset retirement obligations; lease classification; present value of right-of-use assets and lease liabilities; and the valuation of stock-based compensation. These estimates are based on management’s best knowledge of current events, historical experience, actions that the Company may undertake in the future and on various other assumptions that are believed to be reasonable under the circumstances. As additional information becomes available, or actual amounts are determinable, the recorded estimates are revised. Consequently, operating results can be affected by revisions to prior accounting estimates.

New accounting standards
The following table provides a brief description of the accounting pronouncements applicable to the Company and the potential impact on its consolidated financial statements and/or disclosures:

Standard	Description	Effective Date	Impact on financial statements/disclosures
Recently adopted accounting standards updates (ASU’s)
ASU 2021-10 - Government Assistance	In November 2021, the FASB issued guidance on modifying the disclosure requirements to increase the transparency of government assistance including disclosure of the types of assistance, an entity’s accounting for the assistance and the effect of the assistance on an entity’s financial statements.	January 1, 2022	The Company determined the guidance did not have a material impact on its disclosures for the year ended December 31, 2022.
New accounting standards
There have been no recent accounting standards that are expected to materially affect the Company.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy
Cash, cash equivalents and restricted cash
The Company considers all highly liquid investments with an original maturity of three months or less, when purchased, to be cash and cash equivalents. At June 30, 2023, the $68.5 million of cash, cash equivalents and restricted cash on the Consolidated Statements of Cash Flows is comprised of $40.1 million of cash and cash equivalents and $28.4 million of restricted cash. At June 30, 2022, the Company did not have any restricted cash. Restricted cash represents deposits held by Knife River's captive insurance company that is required by state insurance regulations to remain in the captive insurance company as cash.

Revenue from contracts with customers
Revenue is recognized when a performance obligation is satisfied by transferring control over a product or service to a customer. Revenue is measured based on consideration specified in a contract with a customer and excludes any sales incentives and amounts collected on behalf of third parties. The Company is considered an agent for certain taxes collected from customers. As such, the Company presents revenues net of these taxes at the time of sale to be remitted to governmental authorities, including sales and use taxes.
The Company generates revenue from contracting services and construction materials sales. The Company focuses on the vertical integration of its contracting services with its construction materials to support the aggregate-based product lines. The Company provides contracting services to a customer when a contract has been signed by both the customer and a representative of the Company obligating a service to be provided in exchange for the consideration identified in the contract. The nature of the services provided generally include integrating a set of services and related construction materials into a single project to create a distinct bundle of goods and services, which the Company has determined are single performance obligations. The Company determines the transaction price to include the fixed consideration required pursuant to the original contract price together with any additional consideration, to which the Company expects to be entitled to, associated with executed change orders plus the estimate of variable consideration to which the Company expects to be entitled, subject to the constraint discussed below.
The nature of the Company’s contracts gives rise to several types of variable consideration. Examples of variable consideration include: liquidated damages; performance bonuses or incentives and penalties; claims; unpriced change orders; and index pricing. The variable amounts usually arise upon achievement of certain performance metrics or change in project scope. The Company estimates the amount of revenue to be recognized on variable consideration using one of the two prescribed estimation methods, the expected value method or the most likely amount method, depending on which method best predicts the most likely amount of consideration the Company expects to be entitled to or expects to incur. Assumptions as to the occurrence of future events and the likelihood and amount of variable consideration are made during the contract performance period. Estimates of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on the assessment of anticipated performance and all information (historical, current and forecasted) that is reasonably available to management. The Company only includes variable consideration in the estimated transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur or when the uncertainty associated with the variable consideration is resolved. Changes in circumstances could impact management’s estimates made in determining the value of variable consideration recorded. When determining if the variable consideration is constrained, the Company considers if factors exist that could increase the likelihood or the magnitude of a potential reversal of revenue. The Company updates its estimate of the transaction price each reporting period and the effect of variable consideration on the transaction price is recognized as an adjustment to revenue on a cumulative catch-up basis.
Contracting revenue is recognized over time using an input method based on the cost-to-cost measure of progress on a project. This is the preferred method of measuring revenue because the costs incurred have been determined to represent the best indication of the overall progress toward the transfer of such goods or services promised to a customer. Under the cost-to-cost measure of progress, the costs incurred are compared with total estimated costs of a performance obligation. Revenues are recorded proportionately to the costs incurred. The percentage of completion is determined on a performance obligation basis.
The Company also sells construction materials to third parties and internal customers. The contract for material sales is the use of a sales order or an invoice, which includes the pricing and payment terms. All material contracts contain a single performance obligation for the delivery of a single distinct product or a distinct separately identifiable bundle of products and services. Revenue is recognized at a point in time when the performance obligation has been satisfied with the delivery of the products or services. The warranties associated with the sales are those consistent with a standard warranty that the product meets certain specifications for quality or those required by law. For most contracts, amounts billed to customers are due within 30 days of receipt. There are no material obligations for returns, refunds or other similar obligations.
Revenue is recognized when a performance obligation is satisfied by transferring control over a product or service to a customer. Revenue includes revenue from the sales of construction materials and contracting services. Revenue is measured based on consideration specified in a contract with a customer and excludes any sales incentives and amounts collected on behalf of third parties. The Company is considered an agent for certain taxes collected from customers. As such, the Company presents revenues net of these taxes at the time of sale to be remitted to governmental authorities, including sales and use taxes. Revenue for construction materials is recognized at a point in time when delivery of the products has taken place. Contracting revenue is recognized over time using an input method based on the cost-to-cost measure of progress on a project.
Accounts receivable and allowance for doubtful accounts	Receivables consist primarily of trade and contracting services contract receivables from the sale of goods and services net of expected credit losses. The Company’s receivables are all due in 12 months or less. Receivables consist primarily of trade and contract receivables for the sale of goods and services net of expected credit losses. A majority of the Company's receivables are due in 30 days or less.
Income taxes
MDU Resources and its subsidiaries file consolidated federal income tax returns and combined and separate state income tax returns. Pursuant to the tax sharing agreement that exists between MDU Resources and its subsidiaries, federal income taxes paid by MDU Resources, as parent of the consolidated group, are allocated to the individual subsidiaries based on separate company computations of tax. MDU Resources makes a similar allocation for state income taxes paid in connection with combined state filings.
The Company provides deferred federal and state income taxes on all temporary differences between the book and tax basis of the Company’s assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.
The Company records uncertain tax positions in accordance with accounting guidance on accounting for income taxes on the basis of a two-step process in which (1) the Company determines whether it is more-likely-than-not that the tax position will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of the tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. Tax positions that do not meet the more-likely-than-not criteria are reflected as a tax liability. The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income taxes.
Income tax expense is based on reported income before income taxes. Deferred income taxes reflect the tax effect of temporary differences between asset and liability amounts that are recognized for financial reporting purposes and the amounts that are recognized for income tax purposes. These deferred taxes are measured by applying currently enacted tax laws.
Valuation allowances are recognized to reduce deferred tax assets to the amount that will more likely than not be realized. In assessing the need for a valuation allowance, management considers all available evidence for each jurisdiction including past operating results, estimates of future taxable income and the feasibility of ongoing tax planning strategies and actions. When there is a change in determination as to the amount of deferred tax assets that can be realized, the valuation allowance is adjusted with a corresponding impact to provision for income taxes in the period in which such determination is made.
Business segment data	The Company’s reportable segments are Pacific, Northwest, Mountain and North Central. The South and Energy Services operating segments do not meet the criteria to be reportable segments and, as such, are combined with its corporate services in All Other. Each segment is led by a segment manager that reports to the Company’s president who is also the Company’s chief operating decision maker. The Company’s chief operating decision maker evaluates the performance of the segments and allocates resources to them based on earnings before interest, taxes, depreciation, depletion and amortization. The Company’s reportable segments are those that are based on the Company’s method of internal reporting and management of the business and are Pacific, Northwest, Mountain and North Central. The South and Energy Services operating segments do not meet the criteria to be reportable segments and, as such, are combined with its corporate services in All Other. Each segment is led by a segment president that reports to the Company’s chief executive officer who is also the Company’s chief operating decision maker. The Company’s chief operating decision maker evaluates the performance of the segments and allocates resources to them based on EBITDA.
Expected credit loss	The Company’s expected credit losses are determined through a review using historical credit loss experience, changes in asset specific characteristics, current conditions and reasonable and supportable future forecasts, among other specific account data, and is performed at least quarterly. The Company develops and documents its methodology to determine its allowance for expected credit losses. Risk characteristics used by the Company may include customer mix, knowledge of customers and general economic conditions of the various local economies, among others. Specific account balances are written off when management determines the amounts to be uncollectible. The Company's expected credit losses are determined through a review using historical credit loss experience; changes in asset specific characteristics; current conditions; and reasonable and supportable future forecasts, among other specific account data, and is performed at least quarterly. The Company develops and documents its methodology to determine its allowance for expected credit losses. Risk characteristics used by the Company may include customer mix, knowledge of customers and general economic conditions of the various local economies, among others. Specific account balances are written off when management determines the amounts to be uncollectible.
Contingencies	The Company is party to claims and lawsuits arising out of its business and that of its consolidated subsidiaries, which may include, but are not limited to, matters involving property damage, personal injury, and environmental, contractual and statutory obligations. The Company accrues a liability for those contingencies when the incurrence of a loss is probable and the amount can be reasonably estimated. If a range of amounts can be reasonably estimated and no amount within the range is a better estimate than any other amount, then the minimum of the range is accrued. The Company does not accrue liabilities when the likelihood that the liability has been incurred is probable but the amount cannot be reasonably estimated or when the liability is believed to be only reasonably possible or remote. For contingencies where an unfavorable outcome is probable or reasonably possible and which are material, the Company discloses the nature of the contingency and, in some circumstances, an estimate of the possible loss. Accruals are based on the best information available, but in certain situations management is unable to estimate an amount or range of a reasonably possible loss, including, but not limited to, when: (1) the damages are unsubstantiated or indeterminate, (2) the proceedings are in the early stages, (3) numerous parties are involved, or (4) the matter involves novel or unsettled legal theories. The Company is party to claims and lawsuits arising out of its business and that of its consolidated subsidiaries, which may include, but are not limited to, matters involving property damage, personal injury, and environmental, contractual and statutory obligations. The Company accrues a liability for those contingencies when the incurrence of a loss is probable and the amount can be reasonably estimated. If a range of amounts can be reasonably estimated and no amount within the range is a better estimate than any other amount, then the minimum of the range is accrued. The Company does not accrue liabilities when the likelihood that the liability has been incurred is probable but the amount cannot be reasonably estimated or when the liability is believed to be only reasonably possible or remote. For contingencies where an unfavorable outcome is probable or reasonably possible and which are material, the Company discloses the nature of the contingency and, in some circumstances, an estimate of the possible loss. Accruals are based on the best information available, but in certain situations management is unable to estimate an amount or range of a reasonably possible loss including, but not limited to when: (1) the damages are unsubstantiated or indeterminate, (2) the proceedings are in the early stages, (3) numerous parties are involved, or (4) the matter involves novel or unsettled legal theories.